Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Total	Treasury shares	Other comprehensive income	Retained earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2020	R$ 14,992,025	R$ 75	R$ 13,307,585	R$ (86,483)	R$ 61,127	R$ 197,493	R$ 13,479,722	R$ (76,360)	R$ (5,002)	R$ 1,455,027	R$ 14,853,462	R$ 138,563
Statement [LineItems]
Loss for the year	(1,377,348)									(1,358,813)	(1,358,813)	(18,535)
Other comprehensive income (loss) for the year	(29,118)								(30,790)		(30,790)	1,672
Total comprehensive income	(1,406,466)	0	0	0	0	0	0	0	(30,790)	(1,358,813)	(1,389,603)	(16,863)
Repurchase of shares	(988,824)							988,824			988,824
Issuance of shares for purchased non-controlling interests	(230,500)	1	517,740	(209,330)			308,410				308,411	(77,911)
Issuance of shares for business combination	643,727			619,362		24,365	643,727				643,727
Non-controlling interests arising on a business combination	50,252										0	50,252
Share-based payments	133,154					133,121	133,121				133,121	33
Transaction costs from subsidiaries	(23,848)			23,848			23,848				23,848
Sale of subsidiary	(1,219)										0	(1,219)
Dividends paid	(2,967)										0	2,967
Cash proceeds from non-controlling interest	893										0	893
Others	(7)										0	(7)
Ending balance at Dec. 31, 2021	13,627,220	76	13,825,325	299,701	61,127	354,979	14,541,132	(1,065,184)	(35,792)	96,214	13,536,446	90,774
Statement [LineItems]
Loss for the year	(526,396)									(519,417)	(519,417)	(6,979)
Other comprehensive income (loss) for the year	(401,070)								(396,909)		(396,909)	(4,161)
Total comprehensive income	(927,466)	0	0	0	0	0	0	0	(396,909)	(519,417)	(916,326)	(11,140)
Share-based payments	189,050					189,003	189,003				189,003	47
Sale of subsidiary	(60)										0	(60)
Dividends paid	(3,601)										0	3,601
Others	6										0	6
Equity transaction related to put options over non-controlling interest	(74,440)					(78,289)	(78,289)				(78,289)	3,849
Shares delivered under share-based payment arrangements	0			(34,315)		(88,264)	(122,579)	122,579			0
Treasury shares - Delivered on business combination and sold	169,864			(703,656)			(703,656)	873,520			169,864
Equity transaction with non-controlling interests	(30,549)			(6,792)			(6,792)				(6,792)	(23,757)
Ending balance at Dec. 31, 2022	12,950,024	76	13,825,325	(445,062)	61,127	377,429	13,818,819	(69,085)	(432,701)	(423,203)	12,893,906	56,118
Statement [LineItems]
Loss for the year	1,600,420									1,592,065	1,592,065	8,355
Other comprehensive income (loss) for the year	111,427								112,252		112,252	(825)
Total comprehensive income	1,711,847	0	0	0	0	0	0	0	112,252	1,592,065	1,704,317	7,530
Repurchase of shares	(292,745)							292,745			292,745
Share-based payments	226,599			(25,851)		226,713	200,862	25,851			226,713	(114)
Dividends paid	(5,983)										0	5,983
Others	(208)					(208)	(208)				(208)
Equity transaction related to put options over non-controlling interest	85,571					89,475	89,475				89,475	(3,904)
Shares delivered under share-based payment arrangements	806			(47,591)		(4,873)	(52,464)	53,270			806
Equity transaction with non-controlling interests	49										0	49
Ending balance at Dec. 31, 2023	R$ 14,675,960	R$ 76	R$ 13,825,325	R$ (518,504)	R$ 61,127	R$ 688,536	R$ 14,056,484	R$ (282,709)	R$ (320,449)	R$ 1,168,862	R$ 14,622,264	R$ 53,696